Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Member] | Eternal Electronic Material (Guangzhou) Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.20%	39.00%
Accounts Receivable [Member] | LG HAUSYS LTD [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.10%
Accounts Receivable [Member] | Eternal Photo Electronic Materials (Guangzhou) Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.10%
Accounts Receivable [Member] | Yunnan Dexin Zhiye Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.30%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	60.00%	56.70%	36.40%
Raw Materials [Member] | Jiangyin Huaxing Compound Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	4.10%	16.50%